Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0001487712
Registrant Name	Air Lease Corporation
Registration File Number	333-279151
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES